UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
COMMON STOCK -- 97.6%
   Banks -- 5.5%
      Iberiabank                                                11,000   $   503
      Midsouth Bancorp                                          11,116       119
      Prosperity Bancshares                                     20,000       556
      Southside Bancshares                                      26,250       559
      Teche Holding                                              4,000       132
                                                                         -------
   TOTAL BANKS                                                             1,869
                                                                         -------
   Commercial Services -- 4.2%
      Comfort Systems USA                                       52,000       561
      Rollins                                                   29,000       522
      Team *                                                    26,000       374
                                                                         -------
   TOTAL COMMERCIAL SERVICES                                               1,457
                                                                         -------
   Computer & Electronics Retail -- 1.7%
      RadioShack                                                42,000       591
                                                                         -------
   TOTAL COMPUTER & ELECTRONICS RETAIL                                       591
                                                                         -------
   Computer Software -- 1.9%
      Tyler Technologies *                                      40,000       660
                                                                         -------
   TOTAL COMPUTER SOFTWARE                                                   660
                                                                         -------
   Correctional Institutions -- 1.2%
      Geo Group *                                               25,000       416
                                                                         -------
   TOTAL CORRECTIONAL INSTITUTIONS                                           416
                                                                         -------
   Electrical Utilities -- 1.2%
      El Paso Electric *                                        30,000       414
                                                                         -------
   TOTAL ELECTRICAL UTILITIES                                                414
                                                                         -------
   Engineering Services -- 3.4%
      Orion Marine Group *                                      45,000       674
      Shaw Group *                                              15,000       503
                                                                         -------
   TOTAL ENGINEERING SERVICES                                              1,177
                                                                         -------
   Financial Services -- 1.2%
      Ezcorp, Cl A *                                            34,000       421
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                  421
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Food, Beverage & Tobacco -- 4.8%
      National Beverage *                                       65,000   $   684
      Sanderson Farms                                           15,000       599
      Susser Holdings *                                         25,000       361
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,644
                                                                         -------
   Gas & Natural Gas -- 1.7%
      Spectra Energy Partners (C)                               26,000       581
                                                                         -------
   TOTAL GAS & NATURAL GAS                                                   581
                                                                         -------
   Household Products -- 1.8%
      Tupperware Brands                                         25,000       626
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                  626
                                                                         -------
   Insurance -- 4.5%
      Amerisafe *                                               37,000       568
      Infinity Property & Casualty                              11,000       388
      ProAssurance *                                            13,000       571
                                                                         -------
   TOTAL INSURANCE                                                         1,527
                                                                         -------
   Leasing & Renting -- 2.1%
      Aaron Rents                                               21,000       705
                                                                         -------
   TOTAL LEASING & RENTING                                                   705
                                                                         -------
   Manufacturing -- 5.4%
      AZZ *                                                     25,000       773
      Cal-Maine Foods                                           23,000       609
      Flowers Foods                                             21,000       485
                                                                         -------
   TOTAL MANUFACTURING                                                     1,867
                                                                         -------
   Medical Products & Services -- 6.5%
      Cyberonics *                                              40,000       530
      Immucor *                                                 22,000       358
      LHC Group *                                               14,000       319
      Mednax *                                                  15,000       539
      US Physical Therapy *                                     40,000       467
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       2,213
                                                                         -------
   Metals & Mining -- 1.3%
      CARBO Ceramics                                            14,000       430
                                                                         -------
   TOTAL METALS & MINING                                                     430
                                                                         -------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON BURKENROAD FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Office Furniture & Fixtures -- 2.0%
      SYKES Enterprises *                                       35,000   $   688
                                                                         -------
   TOTAL OFFICE FURNITURE & FIXTURES                                         688
                                                                         -------
   Paper & Paper Products -- 4.8%
      Rock-Tenn, Cl A                                           17,000       642
      Temple-Inland                                             85,000     1,015
                                                                         -------
   TOTAL PAPER & PAPER PRODUCTS                                            1,657
                                                                         -------
   Petroleum & Fuel Products -- 12.9%
      Gulf Island Fabrication                                   25,000       323
      Hornbeck Offshore Services *                              30,000       697
      Natural Resource Partners (C)                             25,000       573
      Patterson-UTI Energy                                      50,000       635
      RPC                                                       28,000       300
      SEACOR Holdings *                                          9,000       591
      Superior Energy Services                                  35,000       672
      Walter Industries                                         27,000       616
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         4,407
                                                                         -------
   Real Estate -- 0.2%
      Walter Investment Management *                             9,809        79
                                                                         -------
   TOTAL REAL ESTATE                                                          79
                                                                         -------
   Real Estate Investment Trust -- 2.1%
      American Campus Communities                               14,000       304
      EastGroup Properties                                      12,000       403
                                                                         -------
   TOTAL REAL ESTATE INVESTMENT TRUST                                        707
                                                                         -------

 Retail ~ 11.4%
      Brinker International                                     33,000       585
      Conn's *                                                  45,000       740
      Fossil *                                                  40,000       806
      Hibbett Sports *                                          34,000       709
      Pool                                                      30,000       536
      Sally Beauty Holdings *                                   70,000       518
                                                                         -------
   TOTAL RETAIL                                                            3,894
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                    SHARES     (000)
-----------                                                    -------   -------
   Semi-Conductors & Instruments -- 1.9%
      Silicon Laboratories *                                    20,000   $   665
                                                                         -------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       665
                                                                         -------
   Telecommunication Services -- 5.3%
      Earthlink *                                               84,000       637
      Rackspace Hosting *                                       75,000       689
      S1 *                                                      80,000       496
                                                                         -------
   TOTAL TELECOMMUNICATION SERVICES                                        1,822
                                                                         -------
   Transportation Services -- 3.2%
      Gulfmark Offshore *                                       20,000       538
      Kirby *                                                   18,000       555
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                           1,093
                                                                         -------
   Utilities -- 3.9%
      Cleco                                                     30,000       633
      Powell Industries *                                       20,000       720
                                                                         -------
   TOTAL UTILITIES                                                         1,353
                                                                         -------
   Wireless Telecommunication Services -- 1.5%
      Syniverse Holdings *                                      42,000       529
                                                                         -------
   TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 529
                                                                         -------
   TOTAL COMMON STOCK (COST $33,479)                                      33,492
                                                                         -------
CASH EQUIVALENT -- 2.2%
      Hancock Horizon Government
      Money Market Fund, Institutional
      Sweep Class Shares, 0.010% (A)(B)                        744,296       744
                                                                         -------
   TOTAL CASH EQUIVALENT (COST $744)                                         744
                                                                         -------
   TOTAL INVESTMENTS -- 99.8% (COST $34,223)                             $34,236
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $34,308 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(C) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIPS. AT APRIL 30, 2009, THESE SECURITIES AMOUNTED TO $1,154, OR 3.4% OF NET ASSETS.

CL - CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $34,223, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,595 AND $(3,582), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-002-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
COMMON STOCK -- 100.2%
   Aerospace & Defense -- 4.3%
      Applied Signal Technology                                 12,200   $   241
      Goodrich (1)                                               5,100       226
      L-3 Communications Holdings,
         Cl 3 (1)                                                2,600       198
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                                 665
                                                                         -------
   Apparel Retail -- 1.8%
      Aeropostale * (1)                                          8,200       278
                                                                         -------
   TOTAL APPAREL RETAIL                                                      278
                                                                         -------
   Automotive -- 1.9%
      AutoZone * (1)                                             1,800       299
                                                                         -------
   TOTAL AUTOMOTIVE                                                          299
                                                                         -------
   Beauty Products -- 1.2%
      Alberto-Culver, Cl B (1)                                   8,200       183
                                                                         -------
   TOTAL BEAUTY PRODUCTS                                                     183
                                                                         -------
   Computer Software -- 1.5%
      Synopsys * (1)                                            10,700       233
                                                                         -------
   TOTAL COMPUTER SOFTWARE                                                   233
                                                                         -------
   Computers & Services -- 14.0%
      Affiliated Computer Services,
         Cl A * (1)                                              4,600       223
      Broadridge Financial Solutions (1)                        10,200       197
      Cisco Systems * (1)                                       12,000       232
      CSG Systems International * (1)                           13,000       189
      International Business Machines                            2,200       227
      Juniper Networks * (1)                                    11,400       247
      Metavante Technologies * (1)                               9,600       226
      SAIC *                                                    10,500       190
      Synaptics *                                                3,140       102
      Tekelec * (1)                                             15,700       243
      Western Digital *                                          4,590       108
                                                                         -------
   TOTAL COMPUTERS & SERVICES                                              2,184
                                                                         -------
   Data Processing & Outsourced Services -- 1.3%
      Computer Sciences * (1)                                    5,300       196
                                                                         -------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                               196
                                                                         -------
   Drugs -- 5.9%
      Abbott Laboratories (1)                                    3,600       151
      Bristol-Myers Squibb                                      10,000       192
      Endo Pharmaceuticals (1)                                   8,900       147
      Holdings *
      Mylan * (1)                                               17,800       236
      Schering-Plough (1)                                        8,000       184
                                                                         -------
   TOTAL DRUGS                                                               910
                                                                         -------
   Engineering Services -- 2.4%
      EMCOR Group * (1)                                         10,600       220
      Insituform Technologies,                                  10,400       160
      Cl A * (1)
                                                                         -------
      TOTAL ENGINEERING SERVICES                                             380
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Financial Services -- 2.7%
      Charles Schwab                                            11,260   $   208
      Goldman Sachs Group                                        1,650       212
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                  420
                                                                         -------
   Food, Beverage & Tobacco -- 6.9%
      Casey's General Stores (1)                                 9,100       242
      Coca-Cola Enterprises (1)                                 13,400       229
      ConAgra Foods                                             11,380       201
      General Mills (1)                                          3,400       172
      Lorillard (1)                                              3,500       221
                                                                         -------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          1,065
                                                                         -------
      Gas & Natural Gas -- 2.7%
      Energen (1)                                                6,500       235
      UGI (1)                                                    8,100       186
                                                                         -------
   TOTAL GAS & NATURAL GAS                                                   421
                                                                         -------
   Health Care Facilities -- 1.5%
      LifePoint Hospitals * (1)                                  9,000       233
                                                                         -------
   TOTAL HEALTH CARE FACILITIES                                              233
                                                                         -------
   Health Care Services -- 1.4%
      Quest Diagnostics                                          4,100       210
                                                                         -------
   TOTAL HEALTH CARE SERVICES                                                210
                                                                         -------
Household Products -- 1.5%
      Energizer Holdings * (1)                                   4,200       241
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                  241
                                                                         -------
   Hypermarkets & Super Centers -- 2.6%
      BJ's Wholesale Club * (1)                                  6,800       227
      Wal-Mart Stores (1)                                        3,600       181
                                                                         -------
   TOTAL HYPERMARKETS & SUPER CENTERS                                        408
                                                                         -------
   Information Technology -- 1.3%
      Micros Systems *                                           9,700       203
                                                                         -------
   TOTAL INFORMATION TECHNOLOGY                                              203
                                                                         -------
   Insurance -- 2.2%
      Amerisafe * (1)                                           10,500       161
      ProAssurance * (1)                                         4,200       185
                                                                         -------
   TOTAL INSURANCE                                                           346
                                                                         -------
   Insurance Brokers -- 1.4%
      AON (1)                                                    5,300       224
                                                                         -------
   TOTAL INSURANCE BROKERS                                                   224
                                                                         -------
   Integrated Telecommunication Services -- 1.3%
      Verizon Communications                                     6,550       199
                                                                         -------
   TOTAL INTEGRATED TELECOMMUNICATION SERVICES                               199
                                                                         -------
   Leasing & Renting -- 1.4%
      Aaron Rents                                                6,500       218
                                                                         -------
   TOTAL LEASING & RENTING                                                   218
                                                                         -------
Manufacturing -- 1.4%
      J&J Snack Foods (1)                                        5,800       225
                                                                         -------
   TOTAL MANUFACTURING                                                       225
                                                                         -------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Medical Products & Services -- 12.5%
      Analogic (1)                                               5,800   $   211
      Cephalon * (1)                                             2,700       177
      Cerner * (1)                                               5,600       301
      Chemed (1)                                                 5,100       216
      DaVita * (1)                                               4,100       190
      Edwards Lifesciences * (1)                                 3,700       235
      Express Scripts, Cl A * (1)                                3,700       237
      Lincare Holdings * (1)                                     8,100       195
      Omnicare (1)                                               7,100       183
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,945
                                                                         -------
   Paper & Paper Products -- 1.6%
      Packaging Corp of America (1)                             15,300       243
                                                                         -------
   TOTAL PAPER & PAPER PRODUCTS                                              243
                                                                         -------
   Petroleum Refining -- 1.8%
      World Fuel Services (1)                                    7,350       280
                                                                         -------
   TOTAL PETROLEUM REFINING                                                  280
                                                                         -------
   Retail -- 13.1%
      Bob Evans Farms                                            8,560       208
      Dollar Tree *                                              5,700       241
      Foot Locker (1)                                           18,000       214
      JOS A Bank Clothiers * (1)                                 5,400       218
      Papa John's International * (1)                            9,000       239
      Ross Stores                                                5,200       197
      Sears Holdings * (1)                                       3,800       237
      TJX                                                        7,400       207
      WMS Industries * (1)                                       8,400       270
                                                                         -------
   TOTAL RETAIL                                                            2,031
                                                                         -------
   Semi-Conductors & Instruments -- 1.3%
      Hittite Microwave *                                        5,300       197
                                                                         -------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       197
                                                                         -------
   Systems Software -- 3.4%
      Sybase * (1)                                               7,800       265
      Symantec * (1)                                            14,900       257
                                                                         -------
   TOTAL SYSTEMS SOFTWARE                                                    522
                                                                         -------
   Telephones & Telecommunication -- 2.6%
      AT&T                                                       7,900       203
      Embarq (1)                                                 5,700       208
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATION                                      411
                                                                         -------
   Wholesale -- 1.3%
      AmerisourceBergen, Cl A                                    5,900       198
                                                                         -------
   TOTAL WHOLESALE                                                           198
                                                                         -------
   TOTAL COMMON STOCK (COST $14,883)                                      15,568
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
CASH EQUIVALENTS (A) -- 5.2%
      Federated Prime Obligations
         Fund, Cl I, 0.790% (1)                                112,804   $   113
      SEI Daily Income Prime
         Obligation Fund,
         Cl A, 0.310% (1)                                      704,885       705
                                                                         -------
   TOTAL CASH EQUIVALENTS (COST $818)                                        818
                                                                         -------
   TOTAL INVESTMENTS -- 105.4% (COST $15,701)                            $16,386
                                                                         -------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
SECURITIES SOLD SHORT -- (5.9)%
COMMON STOCK -- (5.9)%
   Banks -- (0.7)%
      Associated Bancorp                                        (2,000)  $  (31)
      Independent Bank                                          (2,140)     (43)
      Washington Federal                                        (2,300)     (30)
                                                                         -------
   TOTAL BANKS                                                             (104)
                                                                         -------
   Chemicals -- (0.3)%
      Zep                                                       (3,000)     (41)
                                                                         -------
   TOTAL CHEMICALS                                                          (41)
                                                                         -------
   Construction, Farm Machinery & Heavy Trucks -- (0.2)%
      Caterpillar                                               (1,080)     (38)
                                                                         -------
   TOTAL CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS                        (38)
                                                                         -------
   Consumer Products -- (0.2)%
      K-Swiss, Cl A                                             (2,980)     (30)
                                                                         -------
   TOTAL CONSUMER PRODUCTS                                                  (30)
                                                                         -------
   Data Processing -- (0.2)%
      Corporate Executive Board                                 (1,730)     (30)
                                                                         -------
   TOTAL DATA PROCESSING                                                    (30)
                                                                         -------
   Electrical Components & Equipment -- (0.4)%
      Littelfuse*                                               (1,930)     (32)
      MTS Systems                                               (1,450)     (31)
                                                                         -------
   TOTAL ELECTRICAL COMPONENTS & EQUIPMENT                                  (63)
                                                                         -------
   Electrical Utilities -- (0.8)%
      Dominion Resources                                        (1,000)     (30)
      Integrys Energy Systems                                   (1,150)     (30)
      Pepco Holdings                                            (2,500)     (30)
      Teco Energy                                               (2,800)     (30)
                                                                         -------
   TOTAL ENTERTAINMENT                                                     (120)
                                                                         -------
   Financial Services -- (0.3)%
      Cash America International                                (1,900)     (42)
                                                                         -------
   TOTAL FINANCIAL SERVICES                                                 (42)
                                                                         -------
   Insurance -- (0.4)%
      United Fire & Casualty                                    (1,600)     (30)
      Zenith National Insurance                                 (1,350)     (31)
                                                                         -------
   TOTAL INSURANCE                                                          (61)
                                                                         -------
   Life Sciences Tools & Services -- (0.2)%
      Charles River Labs*                                       (1,100)     (30)
                                                                         -------
   TOTAL LIFE SCIENCES TOOLS & SERVICES                                     (30)
                                                                         -------
   Machinery -- (0.2)%
      Actuant Corporation                                       (2,050)     (25)
                                                                         -------
   TOTAL MACHINERY                                                          (25)
                                                                         -------
   Medical Products & Services -- (0.2)%
      Covance*                                                    (870)     (34)
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        (34)
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Petroleum & Fuel -- (0.2)%
      Bristow Group*                                            (1,350)  $  (31)
                                                                         -------
   TOTAL PETROLEUM & FUEL                                                   (31)
                                                                         -------
   Real Estate Investment Trusts -- (0.4)%
      Alexandria Real Estate                                      (670)     (25)
      Kimco Realty                                              (3,070)     (37)
                                                                         -------
   TOTAL PAPER & PAPER PRODUCTS                                             (62)
                                                                         -------
   Semi-Conductors & Instruments -- (0.2)%
      Cohu                                                      (3,190)     (31)
                                                                         -------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                      (31)
                                                                         -------
   Transportation Services -- (1.0)%
      Alexander & Baldwin                                       (1,370)     (36)
      Forward Air                                               (1,800)     (30)
      HUB Group, Cl A*                                          (1,490)     (34)
      Kansas City Southern*                                     (1,800)     (27)
      Trinity Industries                                        (3,270)     (48)
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                           (175)
                                                                         -------
   TOTAL COMMON STOCK (PROCEEDS $(840))                                    (917)
                                                                         -------
   TOTAL SECURITIES SOLD SHORT -- (5.9)% (PROCEEDS $(840))                 (917)
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $15,543(000).

*    NON-INCOME PRODUCING SECURITY.

(1) ALL OR A PORTION OF THIS SECURITY HAS BEEN HELD IN A SEGREGATED ACCOUNT AS COLLATERAL ON SECURITIES SOLD SHORT.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL - CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $15,701, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,283 AND $(598), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-005-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
COMMON STOCK -- 97.1%
   Australia -- 2.5%
      BHP Billiton ADR                                           9,100   $   438
                                                                         -------
   TOTAL AUSTRALIA                                                           438
                                                                         -------
   Austria -- 4.1%
      Conwert Immobilien Invest *                               18,700       140
      Erste Group Bank                                          11,900       252
      Schoeller-Bleckmann Oilfield
         Equipment                                              10,400       326
                                                                         -------
   TOTAL AUSTRIA                                                             718
                                                                         -------
   Bermuda -- 1.4%
      Everest Re Group                                           3,300       246
                                                                         -------
   TOTAL BERMUDA                                                             246
                                                                         -------
   Brazil -- 7.9%
      Banco Bradesco ADR                                        23,700       291
      Brasil Telecom Participacoes
         ADR                                                     8,600       335
      Itau Unibanco Banco Multiplo                              27,900       383
      Petroleo Brasileiro ADR                                   11,100       373
                                                                         -------
   TOTAL BRAZIL                                                            1,382
                                                                         -------
   Canada -- 2.0%
      Rogers Communications, Cl B                               14,100       347
                                                                         -------
   TOTAL CANADA                                                              347
                                                                         -------
   China -- 9.7%
      Anhui Conch Cement, Cl H                                  70,000       469
      China Merchants Bank                                     206,000       373
      China Shipping Container Lines,
         Cl H                                                  680,000       165
      Industrial & Commercial Bank
         of China                                              456,000       262
      Weichai Power, Cl H                                      150,600       430
                                                                         -------
   TOTAL CHINA                                                             1,699
                                                                         -------
   Colombia -- 1.6%
      BanColombia ADR                                           11,800       276
                                                                         -------
   TOTAL COLOMBIA                                                            276
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Finland -- 2.3%
      Nokia                                                     27,500   $   398
                                                                         -------
   TOTAL FINLAND                                                             398
                                                                         -------
   France -- 4.3%
      BNP Paribas                                                8,100       432
      Societe Generale                                           6,300       327
                                                                         -------
   TOTAL FRANCE                                                              759
                                                                         -------
   Hong Kong -- 7.5%
      Orient Overseas International                             93,000       269
      Sino Land                                                376,931       486
      Sun Hung Kai Properties                                   54,000       563
                                                                         -------
   TOTAL HONG KONG                                                         1,318
                                                                         -------
   India -- 1.4%
      ICICI Bank ADR                                            12,200       252
                                                                         -------
   TOTAL INDIA                                                               252
                                                                         -------
   Ireland -- 2.3%
      ICON ADR *                                                25,800       409
                                                                         -------
   TOTAL IRELAND                                                             409
                                                                         -------
   Italy -- 1.1%
      Fiat                                                      19,100       190
                                                                         -------
   TOTAL ITALY                                                               190
                                                                         -------
   Japan -- 8.8%
      Denso                                                     17,500       411
      Hitachi                                                   77,000       267
      Nippon Steel                                             126,000       422
      Secom                                                     12,100       448
                                                                         -------
   TOTAL JAPAN                                                             1,548
                                                                         -------
   Mexico -- 1.6%
      Grupo Elektra                                              6,900       290
                                                                         -------
   TOTAL MEXICO                                                              290
                                                                         -------
   Netherlands -- 5.9%
      Core Laboratories                                          4,300       358
      KONINKLIJKE KPN                                           33,700       407
      Royal Dutch Shell, Cl A                                   11,886       276
                                                                         -------
   TOTAL NETHERLANDS                                                       1,041
                                                                         -------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
   Norway -- 4.5%
      DnB                                                       54,700   $   347
      Norsk Hydro                                               32,300       145
      StatoilHydro ADR                                          16,700       311
                                                                         -------
   TOTAL NORWAY                                                              803
                                                                         -------
   Singapore -- 2.0%
      United Industrial                                        481,800       349
                                                                         -------
   TOTAL SINGAPORE                                                           349
                                                                         -------
   South Korea -- 3.5%
      Hanjin Shipping                                           11,100       169
      KT ADR                                                    13,000       186
      POSCO ADR                                                  3,400       262
                                                                         -------
   TOTAL SOUTH KOREA                                                         617
                                                                         -------
   Spain -- 2.8%
      Mapfre                                                   169,117       486
                                                                         -------
   TOTAL SPAIN                                                               486
                                                                         -------
   Switzerland -- 7.6%
      Credit Suisse Group                                        6,300       241
      Novartis                                                   7,000       265
      Roche Holding                                              3,900       495
      Transocean *                                               5,000       338
                                                                         -------
   TOTAL SWITZERLAND                                                       1,339
                                                                         -------
   Turkey -- 1.6%
      Akbank                                                    50,900       198
      Turkiye Garanti Bankasi                                   37,900        80
                                                                         -------
   TOTAL TURKEY                                                              278
                                                                         -------
   United Kingdom -- 9.9%
      ARM Holdings ADR                                          71,300       379
      Diageo                                                    28,132       339
      HSBC Holdings                                             40,071       285
      Rio Tinto ADR                                              2,500       407
      Shire                                                     27,000       340
                                                                         -------
   TOTAL UNITED KINGDOM                                                    1,750
                                                                         -------
   United States -- 0.8%
      Carnival                                                   5,400       145
                                                                         -------
   TOTAL UNITED STATES                                                       145
                                                                         -------
   TOTAL COMMON STOCK (COST $19,209)                                      17,078
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                     SHARES    (000)
-----------                                                    -------   -------
EXCHANGE TRADED FUNDS -- 1.0%
   United States -- 1.0%
      iShares MSCI United Kingdom
         Index Fund                                             14,300   $   168
                                                                         -------
   TOTAL EXCHANGE TRADED FUNDS (COST $217)                                   168
                                                                         -------
RIGHT -- 0.0%
   Austria -- 0.0%                                               11,500       --
                                                                         -------
   TOTAL RIGHT (COST $0)                                                      --
                                                                         -------
CASH EQUIVALENTS -- 1.4%
      Hancock Horizon Government
         Money Market Fund, Institutional
         Sweep Class Shares, 0.010% (A)(B)                     207,297       207
      Dreyfus Government Cash
         Management, 0.250% (B)                                 41,579        41
                                                                         -------
   TOTAL CASH EQUIVALENTS (COST $248)                                        248
                                                                         -------
   TOTAL INVESTMENTS -- 99.5% (COST $19,674)+                            $17,494
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $17,581 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED SECURITY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT
CL   - CLASS
MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $19,674, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $843 AND $(3,023), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-003-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                         FACE AMOUNT            VALUE
DESCRIPTION                             (000)/SHARES            (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (A)-- 52.1%
    FHLB
      0.552%, 08/07/09                    $ 25,000            $ 24,963
      0.451%, 09/16/09                      40,000              39,931
      0.613%, 01/05/10                      20,000              19,916
      0.670%, 02/03/10                      25,000              25,000
      0.730%, 02/05/10                      25,000              25,000
      0.850%, 03/12/10                      45,000              45,000
      0.660%, 04/06/10                      40,000              40,000

    FHLMC
      0.592%, 09/21/09                      40,000              39,906
      0.391%, 10/13/09                      15,000              14,973
      1.250%, 03/09/10                      20,000              20,000
--------------------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (COST $294,689)                                            294,689
--------------------------------------------------------------------------------
CASH EQUIVALENT (B) -- 9.4%
    Federated Government
      Obligations Tax-Managed
      Fund, Cl I, 0.340%                53,000,000              53,000
--------------------------------------------------------------------------------
 TOTAL CASH EQUIVALENT (COST $53,000)                           53,000
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 7.4%

 Banks -- 3.5%
    Bank of America
      0.290%, 06/24/09                      20,000              19,991
    Citigroup Funding
      0.230%, 05/18/09                      10,000               9,999
      0.230%, 06/04/09                      12,000              11,998

--------------------------------------------------------------------------------
 TOTAL BANKS                                                    41,988
--------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (COST $41,988)                          41,988
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                         FACE AMOUNT            VALUE
DESCRIPTION                                 (000)               (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 31.1%
 JPMorgan,
      0.140%, dated  04/30/09, to be
      repurchased on 05/01/09, repurchase price
      $86,253,711 (collateralized by  3 U.S.
      Government obligations, ranging in par
      value $26,086,000-$79,258,000, 0.000%-
      1.150%, 05/20/09-05/11/27, with total
      market value $87,979,201)
                                          $ 86,253            $ 86,253
 Deutsche Bank,
      0.140%, dated  04/30/2009, to be
      repurchased  on 05/01/09, repurchase
      price $90,000,350 (collateralized by various
      U.S. Treasury Bills, ranging in par value
      $14,168,000-$58,371,500, 0.000% -
      3.375%, 06/04/09-06/30/13, with total
      market value $91,800,047)             90,000              90,000

--------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS (COST $176,253)                   176,253
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS -- 100.0% (COST $565,930) +                $565,930
--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS $565,872(000)..

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.
(C)   TRI PARTY REPURCHASE AGREEMENT.

CL - CLASS
FHLB - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF
INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE
REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL
STATEMENTS.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS
EQUAL TO BOOK COST. COST FIGURES ARE SHOWN WITH "000S" OMITTED.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-007-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                               -----------   --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 29.6%
      FHLMC
         7.000%, 12/01/14                                 $         5   $      5
         7.000%, 04/01/15                                           8          9
         5.500%, 08/01/21                                         879        915
         5.500%, 10/01/36                                       1,018      1,055
         5.000%, 01/01/13                                         895        928
         5.000%, 10/01/16                                         383        397
         5.000%, 04/01/22                                       1,365      1,414
         5.000%, 04/01/23                                       1,028      1,064
      FNMA
         7.500%, 04/01/15                                          --         --
         7.500%, 12/01/30                                          18         20
         7.000%, 12/01/09                                           1          1
         6.500%, 01/01/32                                         160        171
         6.000%, 08/01/35                                       1,423      1,492
         6.000%, 05/01/36                                         980      1,026
         6.000%, 07/01/36                                         841        881
         5.500%, 06/01/25                                       1,577      1,642
         5.500%, 10/01/34                                         525        546
         5.500%, 01/01/36                                       1,064      1,104
         5.500%, 02/01/36                                       1,671      1,733
         5.500%, 04/01/36                                       1,172      1,216
         5.000%, 10/01/18                                         304        316
         5.000%, 12/01/18                                         335        350
         5.000%, 05/01/38                                       1,873      1,929
         4.500%, 07/01/18                                         801        830
         4.000%, 09/01/10                                         616        637
         0.510%, 01/19/10 (A)                                   2,000      1,994
      GNMA
         7.500%, 08/15/12                                           6          6
         7.500%, 09/15/13                                           5          5
         7.500%, 12/20/29                                           3          3
         6.500%, 09/15/13                                          17         18
         6.500%, 04/15/14                                           4          4

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                               -----------   --------
      GNMA -- (continued)
         6.500%, 03/15/31                                 $        28   $     29
         6.500%, 07/15/31                                         399        426
         6.000%, 05/15/28                                           3          3
         6.000%, 09/15/34                                         340        356
         6.000%, 11/15/34                                         196        205
         6.000%, 12/15/34                                         225        236
         5.500%, 01/15/36                                       1,350      1,404
         5.500%, 04/15/36                                       1,056      1,099
         5.000%, 09/15/17                                         223        235
         5.000%, 12/15/17                                         324        340
         5.000%, 10/15/18                                          31         32
         5.000%, 11/15/18                                          24         26
         5.000%, 01/15/19                                         570        598
         5.000%, 03/15/33                                          41         43
         5.000%, 04/15/33                                          19         20
         5.000%, 06/15/33                                          63         66
         5.000%, 04/15/38                                       2,354      2,441
         4.500%, 02/15/20                                         984      1,024
                                                                        --------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
      OBLIGATIONS (COST $29,130)                                          30,294
                                                                        --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.0%
      FFCB
         5.540%, 11/07/16                                       1,500      1,647
         4.450%, 06/01/15                                       2,500      2,655
      FHLB
         5.250%, 06/10/11                                       3,000      3,229
         5.125%, 06/11/38                                       1,500      1,478
         5.000%, 12/09/16                                       1,000      1,092
         5.000%, 11/17/17                                       1,000      1,082
         5.000%, 12/08/17                                       1,000      1,100
         4.500%, 06/21/10                                       1,500      1,559
         2.250%, 04/13/12                                       1,500      1,520
      FHLMC
         7.000%, 03/15/10                                       1,500      1,581
         5.250%, 04/18/16                                       1,000      1,121

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                               -----------   --------
      FHLMC -- (continued)
         5.125%, 08/23/10                                 $     2,000   $  2,107
         4.500%, 01/15/15                                       1,750      1,916
      FNMA
         6.250%, 05/15/29                                       1,500      1,804
         5.500%, 03/15/11                                       1,500      1,618
         5.000%, 02/13/17                                         500        550
         5.000%, 11/01/21                                       1,465      1,517
         4.140%, 02/04/15                                       2,000      2,042
                                                                        --------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (COST $27,938)                                                      29,618
                                                                        --------
CORPORATE BONDS -- 25.9%
   Aerospace & Defense -- 2.4%
      General Dynamics
         4.500%, 08/15/10                                       1,000      1,024
      Honeywell International
         5.300%, 03/01/18                                       1,400      1,437
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               2,461
                                                                        --------
   Agriculture -- 1.8%
      Cargill 144A
         4.375%, 06/01/13                                       2,000      1,864
                                                                        --------
   TOTAL AGRICULTURE                                                       1,864
                                                                        --------
   Banks -- 0.8%
      Citigroup
         5.300%, 01/07/16                                       1,000        807
                                                                        --------
   TOTAL BANKS                                                               807
                                                                        --------
   Building & Construction -- 1.1%
      CRH America
         8.125%, 07/15/18                                       1,300      1,084
                                                                        --------
   TOTAL BUILDING & CONSTRUCTION                                           1,084
                                                                        --------
   Chemicals -- 2.0%
      Dow Chemical
         6.000%, 10/01/12                                       1,000        974

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                               -----------   --------
   Chemicals -- (continued)
      E.I. Du Pont de Nemours
         4.125%, 04/30/10                                 $     1,000   $  1,025
                                                                        --------
   TOTAL CHEMICALS                                                         1,999
                                                                        --------
   Electrical Services & Equipment -- 0.8%
      Pacificorp
         6.900%, 11/15/11                                         793        871
                                                                        --------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                     871
                                                                        --------
   Electrical Utilities -- 0.9%
      Northeast Utilities
         5.650%, 06/01/13                                       1,000        946
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                                946
                                                                        --------
   Entertainment -- 1.0%
      Walt Disney
         4.500%, 12/15/13                                       1,000      1,038
                                                                        --------
   TOTAL ENTERTAINMENT                                                     1,038
                                                                        --------
   Financial Services -- 5.3%
      Boeing Capital
         6.500%, 02/15/12                                       1,000      1,078
      Ford Motor Credit
         7.375%, 02/01/11                                         650        559
      General Electric Capital
         6.875%, 11/15/10                                         500        524
      Lehman Brothers Holdings (B)
         6.875%, 05/02/18                                       1,500        223
      Merrill Lynch
         6.050%, 05/16/16                                       1,000        733
      Morgan Stanley
         5.550%, 04/27/17                                         970        850
      Simon Property Group
         5.600%, 09/01/11                                       1,500      1,427
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                5,394
                                                                        --------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                                  (000)        (000)
-----------                                               -----------   --------
   Food, Beverage & Tobacco -- 0.5%
      Campbell Soup
         6.750%, 02/15/11                                 $       500   $    539
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            539
                                                                        --------
   Medical Products & Services -- 1.7%
      Humana
         7.200%, 06/15/18                                       1,425      1,200
      Medco Health Solutions
         7.250%, 08/15/13                                         500        515
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       1,715
                                                                        --------
   Oil Exploration & Production -- 0.8%
      Anadarko Petroleum
         5.000%, 10/01/12                                         850        803
                                                                        --------
   TOTAL OIL EXPLORATION & PRODUCTION                                        803
                                                                        --------
   Printing & Publishing -- 0.8%
      Gannett
         5.750%, 06/01/11                                       1,000        802
                                                                        --------
   TOTAL PRINTING & PUBLISHING                                               802
                                                                        --------
   Retail -- 2.9%
      Target
         5.375%, 05/01/17                                       1,000        965
      Target
         5.375%, 06/15/09                                         500        501
      Wal-Mart Stores
         4.000%, 01/15/10                                       1,000      1,019
      Yum! Brands
         6.250%, 04/15/16                                         500        467
                                                                        --------
   TOTAL RETAIL                                                            2,952
                                                                        --------
   Telephones & Telecommunication -- 2.1%
      BellSouth
         6.000%, 10/15/11                                       1,000      1,065
      SBC Communications
         5.875%, 08/15/12                                       1,000      1,062
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,127
                                                                        --------

                                                          FACE AMOUNT     VALUE
DESCRIPTION                                               (000)/SHARE     (000)
-----------                                               -----------   --------
   Transportation Services -- 1.0%
      United Parcel Service
         3.875%, 04/01/14                                 $     1,000   $  1,031
                                                                        --------
   TOTAL TRANSPORTATION SERVICES                                           1,031
                                                                        --------
   TOTAL CORPORATE BONDS (COST $28,771)                                   26,433
                                                                        --------
EXCHANGE TRADED FUNDS -- 11.0%
      iShares iBoxx High Yield Fund                            41,000      3,127
      iShares iBoxx Investment Grade
         Corporate Bond Fund                                   84,458      8,125
                                                                        --------
   TOTAL EXCHANGE TRADED FUNDS (COST $11,846)                             11,252
                                                                        --------
CASH EQUIVALENT -- 2.7%
      Hancock Horizon
         Government Money Market
         Fund, Institutional Sweep
         Class Shares, 0.010% (C)(D)                        2,779,843      2,780
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $2,780)                                     2,780
                                                                        --------
MUNICIPAL BOND -- 0.9%
      State of California
         5.250%, 08/01/38                                       1,000        950
                                                                        --------
   TOTAL MUNICIPAL BOND (COST $992)                                          950
                                                                        --------
   TOTAL INVESTMENTS -- 99.1% (COST $101,457) +                         $101,327
                                                                        --------

PERCENTAGES ARE BASED ON NET ASSETS $102,246 (000).

(A) DISCOUNT NOTE -- THE RATE REPORTED IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.

(B)  SECURITY IS IN DEFAULT ON INTEREST PAYMENTS.

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

(D)  INVESTMENT IN AFFILIATED COMPANY.

FFCB  -- FEDERAL FARM CREDIT BANK
FHLB  -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
SER   -- SERIES

144A - SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON APRIL 30, 2009, THE VALUE OF THESE SECURITIES AMOUNTED TO $1,864 (000S), REPRESENTING 1.82% OF THE NET ASSETS OF THE FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $101,457, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,599 AND $(3,729), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-006-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
COMMON STOCK -- 98.8%
   Advertising Agencies -- 1.4%
      Omnicom Group                                            53,000   $  1,668
                                                                        --------
   TOTAL ADVERTISING AGENCIES                                              1,668
                                                                        --------
   Aerospace & Defense -- 6.2%
      L-3 Communications Holdings,
         Cl 3                                                  23,000      1,751
      Lockheed Martin                                          25,000      1,963
      Raytheon                                                 46,000      2,081
      Rockwell Collins                                         40,000      1,534
                                                                        --------
   TOTAL AEROSPACE & DEFENSE                                               7,329
                                                                        --------
   Agriculture -- 1.5%
      Monsanto                                                 21,000      1,783
                                                                        --------
   TOTAL AGRICULTURE                                                       1,783
                                                                        --------
   Banks -- 1.1%
      Hudson City Bancorp                                     100,000      1,256
                                                                        --------
   TOTAL BANKS                                                             1,256
                                                                        --------
   Chemicals -- 5.0%
      FMC                                                      37,000      1,803
      Praxair                                                  30,000      2,238
      Sigma-Aldrich                                            43,000      1,885
                                                                        --------
   TOTAL CHEMICALS                                                         5,926
                                                                        --------
   Commercial Services -- 1.5%
      Republic Services, Cl A                                  84,000      1,764
                                                                        --------
   TOTAL COMMERCIAL SERVICES                                               1,764
                                                                        --------
   Computer Software -- 1.3%
      Synopsys *                                               70,000      1,525
                                                                        --------
   TOTAL COMPUTER SOFTWARE                                                 1,525
                                                                        --------
   Computers & Services -- 4.2%
      Diebold                                                  52,000      1,374
      EMC *                                                   130,000      1,629
      QLogic *                                                140,000      1,985
                                                                        --------
   TOTAL COMPUTERS & SERVICES                                              4,988
                                                                        --------
   Containers & Packaging -- 1.3%
      Ball                                                     42,000      1,584
                                                                        --------
   TOTAL CONTAINERS & PACKAGING                                            1,584
                                                                        --------

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Cosmetics & Toiletries -- 2.0%
      Colgate Palmolive                                        40,000   $  2,360
                                                                        --------
   TOTAL COSMETICS & TOILETRIES                                            2,360
                                                                        --------
   Data Processing & Outsourced Services -- 1.7%
      Equifax                                                  70,000      2,041
                                                                        --------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             2,041
                                                                        --------
   Drugs -- 7.2%
      Abbott Laboratories                                      46,000      1,925
      Bristol-Myers Squibb                                     84,000      1,613
      Eli Lilly                                                50,000      1,646
      Johnson & Johnson                                        36,000      1,885
      Pfizer                                                  115,000      1,536
                                                                        --------
   TOTAL DRUGS                                                             8,605
                                                                        --------
   Electrical Utilities -- 9.8%
      Ameren                                                   52,000      1,197
      American Electric Power                                  65,000      1,715
      DTE Energy                                               50,000      1,478
      FirstEnergy                                              37,000      1,513
      FPL Group                                                50,000      2,690
      Public Service Enterprise                                38,000      1,134
      Southern                                                 66,000      1,906
                                                                        --------
   TOTAL ELECTRICAL UTILITIES                                             11,633
                                                                        --------
   Environmental Services -- 1.5%
      Waste Management                                         66,000      1,760
                                                                        --------
   TOTAL ENVIRONMENTAL SERVICES                                            1,760
                                                                        --------
   Financial Services -- 1.5%
      Northern Trust                                           32,000      1,740
                                                                        --------
   TOTAL FINANCIAL SERVICES                                                1,740
                                                                        --------
   Food, Beverage & Tobacco -- 5.2%
      Coca-Cola                                                50,000      2,152
      General Mills                                            40,000      2,028
      Kroger                                                   90,000      1,946
                                                                        --------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          6,126
                                                                        --------
   Health Care Services -- 1.9%
      Quest Diagnostics                                        43,000      2,207
                                                                        --------
   TOTAL HEALTH CARE SERVICES                                              2,207
                                                                        --------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Household Products -- 1.5%
      Energizer Holdings *                                     32,000   $  1,834
                                                                        --------
   TOTAL HOUSEHOLD PRODUCTS                                                1,834
                                                                        --------
   Insurance -- 7.2%
      Chubb                                                    48,000      1,870
      Torchmark                                                45,000      1,320
      Travelers                                                46,000      1,892
      Unum Group                                              110,000      1,797
      WR Berkley                                               70,000      1,674
                                                                        --------
   TOTAL INSURANCE                                                         8,553
                                                                        --------
   Insurance Brokers -- 1.6%
      AON                                                      45,000      1,899
                                                                        --------
   TOTAL INSURANCE BROKERS                                                 1,899
                                                                        --------
   Investment Management Companies -- 1.3%
      Federated Investors, Cl B                                70,000      1,602
                                                                        --------
   TOTAL INVESTMENT MANAGEMENT COMPANIES                                   1,602
                                                                        --------
   Machinery -- 1.5%
      Flowserve                                                27,000      1,833
                                                                        --------
   TOTAL MACHINERY                                                         1,833
                                                                        --------
   Managed Health Care -- 1.4%
      UnitedHealth Group                                       70,000      1,646
                                                                        --------
   TOTAL MANAGED HEALTH CARE                                               1,646
                                                                        --------
   Manufacturing -- 1.5%
      3M                                                       32,000      1,843
                                                                        --------
   TOTAL MANUFACTURING                                                     1,843
                                                                        --------
   Medical Products & Services -- 2.8%
      Amgen *                                                  35,000      1,696
      Covidien                                                 51,000      1,682
                                                                        --------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       3,378
                                                                        --------
   Multi-Utilities -- 1.5%
      Sempra Energy                                            39,000      1,795
                                                                        --------
   TOTAL MULTI-UTILITIES                                                   1,795
                                                                        --------
   Oil Drilling & Refining -- 1.2%
      ENSCO International                                      50,000      1,414
                                                                        --------
   TOTAL OIL DRILLING & REFINING                                           1,414
                                                                        --------

                                                                          VALUE
DESCRIPTION                                                   SHARES      (000)
-----------                                                 ---------   --------
   Petroleum & Fuel Products -- 2.7%
      Halliburton                                              70,000   $  1,416
      Occidental Petroleum                                     32,000      1,801
                                                                        --------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         3,217
                                                                        --------
   Petroleum Refining -- 5.6%
      Exxon Mobil                                              27,000      1,800
      Marathon Oil                                             60,000      1,782
      Murphy Oil                                               37,000      1,765
      Sunoco                                                   49,000      1,299
                                                                        --------
   TOTAL PETROLEUM REFINING                                                6,646
                                                                        --------
   Retail -- 9.7%
      Family Dollar Stores                                     65,000      2,157
      Genuine Parts                                            59,000      2,004
      Lowe's                                                   98,000      2,107
      McDonald's                                               38,000      2,025
      Staples                                                  70,000      1,444
      VF                                                       30,000      1,778
                                                                        --------
   TOTAL RETAIL                                                           11,515
                                                                        --------
   Telephones & Telecommunication -- 1.6%
      AT&T                                                     75,000      1,922
                                                                        --------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    1,922
                                                                        --------
   Utilities -- 1.9%
      Ametek                                                   70,000      2,255
                                                                        --------
   TOTAL UTILITIES                                                         2,255
                                                                        --------
   Wholesale -- 1.5%
      AmerisourceBergen, Cl A                                  53,000      1,783
                                                                        --------
   TOTAL WHOLESALE                                                         1,783
                                                                        --------
   TOTAL COMMON STOCK (COST $133,828)                                    117,430
                                                                        --------
CASH EQUIVALENT -- 1.1%
      Hancock Horizon
         Government Money Market
         Fund, Institutional Sweep
         Class Shares, 0.010% (A)(B)                        1,260,631      1,261
                                                                        --------
   TOTAL CASH EQUIVALENT (COST $1,261)                                     1,261
                                                                        --------
   TOTAL INVESTMENTS -- 99.9% (COST $135,089) +                         $118,691
                                                                        --------

PERCENTAGES ARE BASED ON NET ASSETS $118,857 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON VALUE FUND

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL - CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $135,089, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,198 AND $(22,596), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-001-0200

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                          VALUE
DESCRIPTION                                                    SHARES     (000)
-----------                                                  ---------   -------
COMMON STOCK -- 98.0%

   Aerospace & Defense -- 3.0%
      Alliant Techsystems *                                     10,000   $   796
      United Technologies                                       20,000       977
                                                                         -------
   TOTAL AEROSPACE & DEFENSE                                               1,773
                                                                         -------
   Automotive -- 1.7%
      AutoZone *                                                6,000        998
                                                                         -------
   TOTAL AUTOMOTIVE                                                          998
                                                                         -------

   Beauty Products -- 1.8%
      Alberto-Culver, Cl B                                      48,000     1,070
                                                                         -------
   TOTAL BEAUTY PRODUCTS                                                   1,070
                                                                         -------

   Coatings/Paint -- 1.6%
      Sherwin-Williams                                          17,000       963
                                                                         -------
   TOTAL COATINGS/PAINT                                                      963
                                                                         -------

   Computer Software -- 3.8%
      Citrix Systems *                                          36,000     1,027
      Factset Research Systems                                  23,000     1,233
                                                                         -------
   TOTAL COMPUTER SOFTWARE                                                 2,260
                                                                         -------

   Computers & Services -- 10.5%
      Affiliated Computer Services, Cl A *                      18,000       871
      Automatic Data Processing                                 24,000       845
      Fiserv *                                                  24,000       895
      Hewlett-Packard                                           34,000     1,223
      International Business Machines                           13,000     1,342
      Microsoft                                                 50,000     1,013
                                                                         -------
   TOTAL COMPUTERS & SERVICES                                              6,189
                                                                         -------

   Consumer Products -- 2.1%
      Nike, Cl B                                                24,000     1,259
                                                                         -------
   TOTAL CONSUMER PRODUCTS                                                 1,259
                                                                         -------

   Containers & Packaging -- 1.9%
      Pactiv *                                                  50,000     1,093
                                                                         -------
   TOTAL CONTAINERS & PACKAGING                                            1,093
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                    SHARES     (000)
-----------                                                  ---------   -------
   Data Processing & Outsourced Services -- 3.4%
      Computer Sciences *                                       28,000   $ 1,035
      Dun & Bradstreet                                          12,000       977
                                                                         -------
   TOTAL DATA PROCESSING & OUTSOURCED SERVICES                             2,012
                                                                         -------

   Drug Retail -- 2.1%
      CVS Caremark                                              39,000     1,239
                                                                         -------
   TOTAL DRUG RETAIL                                                       1,239
                                                                         -------

   Drugs -- 2.8%
      Medco Health Solutions *                                  20,000       871
      Mylan *                                                   59,000       782
                                                                         -------
   TOTAL DRUGS                                                             1,653
                                                                         -------

   Electronic Components & Equipment -- 2.3%
      Amphenol, Cl A                                            40,000     1,354
                                                                         -------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                 1,354
                                                                         -------

   Engineering Services -- 4.6%
      Fluor                                                     20,000       757
      Granite Construction                                      21,000       828
      URS *                                                     25,000     1,102
                                                                         -------
   TOTAL ENGINEERING SERVICES                                              2,687
                                                                         -------

   Household Products -- 5.1%
      Church & Dwight                                           22,000     1,197
      Clorox                                                    15,000       841
      Snap-On                                                   28,000       950
                                                                         -------
   TOTAL HOUSEHOLD PRODUCTS                                                2,988
                                                                         -------

   Information Technology -- 5.9%
      BMC Software *                                            38,000     1,317
      CA                                                        50,000       863
      Oracle                                                    67,000     1,296
                                                                         -------
   TOTAL INFORMATION TECHNOLOGY                                            3,476
                                                                         -------

   Machinery -- 1.4%
      ITT                                                       20,000       820
                                                                         -------
   TOTAL MACHINERY                                                           820
                                                                         -------

   Manufacturing -- 0.9%
      Flowers Foods                                             23,000       531
                                                                         -------
   TOTAL MANUFACTURING                                                       531
                                                                         -------

SCHEDULE OF INVESTMENTS                               APRIL 30, 2009 (UNAUDITED)

HANCOCK HORIZON GROWTH FUND

                                                                          VALUE
DESCRIPTION                                                    SHARES     (000)
-----------                                                  ---------   -------
   Medical Products & Services -- 16.1%
      Baxter International                                      22,000   $ 1,067
      Becton Dickinson and                                      18,000     1,089
      CR Bard                                                   14,000     1,003
      Express Scripts, Cl A *                                   20,000     1,279
      Genzyme *                                                 12,000       640
      Gilead Sciences *                                         26,000     1,191
      IMS Health                                                53,000       666
      Laboratory Corp of America Holdings *                     14,000       898
      Lincare Holdings *                                        34,000       820
      St. Jude Medical *                                        23,000       771
                                                                         -------
   TOTAL MEDICAL PRODUCTS & SERVICES                                       9,424
                                                                         -------

   Petroleum & Fuel Products -- 4.3%
      Southwestern Energy *                                     27,000       968
      Tidewater                                                 20,000       865
      XTO Energy                                                21,000       728
                                                                         -------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         2,561
                                                                         -------

   Petroleum Refining -- 1.7%
      Chevron                                                   15,000       991
                                                                         -------
   TOTAL PETROLEUM REFINING                                                  991
                                                                         -------

   Retail -- 15.8%
      Big Lots *                                                59,000     1,631
      Dollar Tree *                                             20,000       847
      Gap                                                       69,000     1,072
      Polo Ralph Lauren, Cl A                                   22,000     1,185
      Ross Stores                                               42,000     1,593
      Walgreen                                                  29,000       911
      WW Grainger                                               13,000     1,090
      Yum! Brands                                               30,000     1,001
                                                                         -------
   TOTAL RETAIL                                                            9,330
                                                                         -------

   Telephones & Telecommunication -- 2.8%
      CenturyTel                                                30,000       814
      Harris                                                    27,000       826
                                                                         -------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    1,640
                                                                         -------

                                                                          VALUE
DESCRIPTION                                                    SHARES     (000)
-----------                                                  ---------   -------
   Transportation Services -- 1.6%
      Burlington Northern Santa Fe                              14,000   $   945
                                                                         -------
   TOTAL TRANSPORTATION SERVICES                                             945
                                                                         -------

   Waste Management Services -- 0.8%
      Corn Products International                               19,000       454
   TOTAL WASTE MANAGEMENT SERVICES                                           454
                                                                         -------
   TOTAL COMMON STOCK (COST $58,115)                                      57,710
                                                                         -------

CASH EQUIVALENT -- 2.0%
      Hancock Horizon Government
      Money Market Fund, Institutional
      Sweep Class Shares, 0.010% (A)(B)                      1,206,525     1,207
                                                                         -------
   TOTAL CASH EQUIVALENT (COST $1,207)                                     1,207
                                                                         -------
   TOTAL INVESTMENTS -- 100.0% (COST $59,322)+                           $58,917
                                                                         -------

PERCENTAGES ARE BASED ON NET ASSETS $58,906 (000).

*    NON-INCOME PRODUCING SECURITY.

(A)  INVESTMENT IN AFFILIATED COMPANY.

(B)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2009.

CL   - CLASS

+ AT APRIL 30, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,322, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,871 AND $(5,276), RESPECTIVELY. COST AND UNREALIZED FIGURES ARE SHOWN WITH "000S" OMITTED.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SEE END OF FORM N-Q FILING FOR FAS 157 DISCLOSURE.

HHF-QH-004-0200

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009(000):

                                                  LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                                 --------   -----------   -------   --------
Investments in securities
Government Money
   Market Fund                                   $ 53,000   $  512,930      $--     $565,930
Strategic Income Bond Fund                         14,032       87,295       --      101,327
Value Fund                                        118,691           --       --      118,691
Growth Fund                                        58,917           --       --       58,917
Burkenroad Fund                                    34,236           --       --       34,236
Quantitative Long/Short Fund
   Assets at Fair Value at April 30, 2009
      (investments in securities at fair
      value)                                       16,386           --       --       16,386
   Liabilities at Fair Value at April 30, 2009
      (securities sold short at fair value)          (917)          --       --         (917)
Diversified International Fund                     17,494           --       --       17,494

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: June 29, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: June 29, 2009